Fair Value Measurements (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Unrealized gain	$ 1,193,188	$ 185,011	$ 2,176,621	$ 185,011
Non-financial assets and liabilities	0	0	0	0	$ 0	$ 0
Fair value of the award			3,030
Outstanding notes have a fair value	18,014,033		18,014,033		20,082,880
Unrealized loss					226,830
Unrealized gain	$ 38,914	$ 185,011	107,774	185,011	(197,886)	142,698
Derivative liability from the warrants						2,584,242
Employee compensation arrangement					909,218
Nonemployee compensation			$ 3,030		$ 909,217	$ 2,499,500